Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 81.0%
Banking — 48.9%

	Bank of America Corporation:
25,000	6.00%, Series EE	$658,625	*(1)
$4,760,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	5,179,356	*(1)(2)
$1,800,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	2,033,289	*(1)(2)
$9,107,000	6.50% to 10/23/24 then 3ML + 4.174%, Series Z	10,206,352	*(1)(2)(3)
$3,275,000	BB&T Corporation, 4.80% to 09/01/24 then T5Y + 3.003%	3,303,656	*(1)(2)
	Citigroup, Inc.:
$830,000	5.875% to 03/27/20 then 3ML + 4.059%, Series O	837,549	*(1)
$1,400,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	1,499,197	*(1)(2)(3)
1,191,837	6.875% to 11/15/23 then 3ML + 4.13%, Series K	33,371,436	*(1)(2)
10,371	7.125% to 09/30/23 then 3ML + 4.04%, Series J	297,233	*(1)
	Citizens Financial Group, Inc.:
$3,750,000	5.50% to 04/06/20 then 3ML + 3.96%, Series A	3,778,894	*(1)(2)(3)
40,000	6.35% to 04/06/24 then 3ML + 3.642%, Series D	1,117,964	*(1)(2)
	CoBank ACB:
38,100	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	4,080,510	*(1)
3,450	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	365,700	*(1)
$550,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	592,625	*(1)
7,000	Compeer Financial ACA, 6.75% to 08/15/23 then 3ML + 4.58%, 144A****	7,280,000	*(1)
	Fifth Third Bancorp:
161,240	6.00%, Series A	4,355,899	*(1)(2)
648,779	6.625% to 12/31/23 then 3ML + 3.71%, Series I	18,325,541	*(1)(2)
5,000	First Horizon National Corporation, 6.20%, Series A	132,825	*(1)
	Goldman Sachs Group:
45,647	6.30%, Series N	1,221,742	*(1)
$2,000,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	1,981,790	*(1)(2)(3)
10,000	5.50% to 05/10/23 then 3ML + 3.64%, Series J	262,200	*(1)
$1,650,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	1,730,388	*(1)
526,089	6.375% to 05/10/24 then 3ML + 3.55%, Series K	14,584,818	*(1)(2)
	HSBC Holdings PLC:
$4,458,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	7,195,346	(1)(2)(3)(4)
	Huntington Bancshares, Inc.:
332,000	6.25%, Series D	8,828,544	*(1)(2)
$3,200,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	3,238,288	*(1)(2)(3)
	JPMorgan Chase & Company:
$4,500,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	4,674,375	*(1)
$2,390,000	3ML + 3.47%, 5.7358%(5), Series I	2,406,061	*(1)(2)(3)
$10,700,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	11,403,150	*(1)(2)
$8,000,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	8,915,720	*(1)(2)(3)
283,700	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	8,057,704	*(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

	Lloyds TSB Bank PLC:
$5,200,000	12.00% to 12/16/24 then 3ML + 11.756%, 144A****	$6,279,650	(1)(4)
$14,022,000	Lloyds Banking Group PLC, 6.657% to 05/21/37 then 3ML + 1.27%, 144A****	14,740,627	**(1)(2)(3)(4)
$15,425,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	16,747,154	*(1)(2)(3)
48,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	1,245,360	*(1)
	Morgan Stanley:
251,971	5.85% to 04/15/27 then 3ML + 3.491%, Series K	6,823,375	*(1)(2)
674,994	6.875% to 01/15/24 then 3ML + 3.94%, Series F	18,940,332	*(1)(2)
241,200	7.125% to 10/15/23 then 3ML + 4.32%, Series E	6,887,538	*(1)(2)
549,300	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	15,470,925	*(1)(2)
59,576	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	1,644,000	*(1)
	PNC Financial Services Group, Inc.:
666,492	6.125% to 05/01/22 then 3ML + 4.067%, Series P	18,336,861	*(1)(2)
$9,928,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	10,693,945	*(1)(2)(3)
	Regions Financial Corporation:
289,000	5.70% to 08/15/29 then 3ML + 3.148%, Series C	7,994,462	*(1)(2)
627,170	6.375% to 09/15/24 then 3ML + 3.536%, Series B	17,374,177	*(1)(2)
	Royal Bank of Scotland Group PLC:
$4,825,000	RBS Capital Trust II, 6.425% to 01/03/34 then 3ML + 1.9425%	6,381,062	**(1)(2)(3)(4)
	Sovereign Bancorp:
4,000	Sovereign REIT, 12.00%, Series A, 144A****	4,360,860	(1)
	State Street Corporation:
$500,000	5.625% to 12/15/23 then 3ML + 2.539%, Series H	513,260	*(1)
24,205	5.90% to 03/15/24 then 3ML + 3.108%, Series D	651,659	*(1)(2)
23,596	Sterling Bancorp, 6.50%, Series A	660,570	*(1)
126,094	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	3,344,328	*(1)
48,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	1,289,520	*(1)
50,000	Valley National Bancorp, 6.25% to 06/30/25 then 3ML + 3.85%, Series A	1,455,750	*(1)(2)
	Wells Fargo & Company:
27,000	5.625%, Series Y	720,684	*(1)
759	7.50%, Series L	1,104,996	*(1)
180,300	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	4,762,408	*(1)(2)
$13,025,000	3ML + 3.77%, 6.1803%(5), Series K	13,138,969	*(1)(2)(3)
	Zions Bancorporation:
10,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	275,650	*(1)
$10,000,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	10,807,150	*(1)(2)
		364,562,049

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Financial Services — 1.2%

$1,440,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	$1,542,600	(2)(3)(4)
$1,500,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	1,486,072	*(1)(2)(3)
	General Motors Financial Company:
$1,420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	1,322,758	*(1)
$2,500,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	2,458,700	*(1)
68,000	Stifel Financial Corp., 6.25%, Series B	1,854,020	*(1)
		8,664,150
Insurance — 19.3%
165,200	Allstate Corporation, 5.10%, Series H	4,317,502	*(1)(2)(3)
	American International Group, Inc.:
$280,000	AIG Life Holdings, Inc., 7.57% 12/01/45, 144A****	346,494
$497,000	AIG Life Holdings, Inc., 8.125% 03/15/46, 144A****	664,250
$5,340,000	8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	7,163,717	(2)(3)
$680,000	Aon Corporation, 8.205% 01/01/27	850,612	(2)(3)
	Arch Capital Group, Ltd.:
38,000	5.25%, Series E	952,470	**(1)(4)
33,000	5.45%, Series F	843,645	**(1)(4)
280,000	Athene Holding Ltd., 6.35% to 06/30/29 then 3ML + 4.253%, Series A	7,939,400	**(1)(2)(4)
$6,550,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	7,616,635	**(1)(2)(3)(4)
353,663	Delphi Financial Group, 3ML + 3.19%, 5.3481%(5) 05/15/37	8,045,833	(2)(3)
141,000	Enstar Group Ltd., 7.00% to 09/01/28 then 3ML + 4.015%, Series D	3,783,382	**(1)(2)(4)
$754,000	Everest Reinsurance Holdings, 3ML + 2.385%, 4.5431%(5) 05/15/37	687,343	(2)(3)
120,597	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	3,513,594	(2)(3)
$20,983,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	26,576,963	(2)(3)
	MetLife, Inc.:
$17,200,000	9.25% 04/08/38, 144A****	24,451,434	(2)(3)
$3,759,000	10.75% 08/01/39	6,059,001	(2)(3)
	PartnerRe Ltd.:
69,321	5.875%, Series I	1,813,091	**(1)(2)(4)
31,448	6.50%, Series G	849,568	**(1)(2)(4)
176,597	7.25%, Series H	4,792,843	**(1)(2)(4)
$2,727,000	Prudential Financial, Inc., 5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	2,927,339	(2)(3)
56,900	RenaissanceRe Holdings Ltd., 5.75%, Series F	1,504,647	**(1)(4)
	Unum Group:
$9,836,000	Provident Financing Trust I, 7.405% 03/15/38	11,204,138	(2)
77,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	2,110,762	*(1)
	W.R. Berkley Corporation:
15,339	5.70%, 03/30/58	423,126
1,871	5.75% 06/01/56	49,100	(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — (Continued)

	XL Group Limited:
$14,338,000	Catlin Insurance Company Ltd., 3ML + 2.975%, 5.2775%(5), 144A****	$14,288,104	(1)(2)(3)(4)
		143,774,993
Utilities — 3.6%
132,000	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	3,658,050	(4)
$2,100,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	2,201,251	*(1)(2)
	Commonwealth Edison:
$2,545,000	COMED Financing III, 6.35% 03/15/33	2,822,593
99,269	Dominion Energy, Inc., 5.25% 07/30/76, Series A	2,640,804	(2)
$6,830,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	7,438,007	(2)(3)(4)
121,452	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	3,297,422	(2)(3)
	NiSource, Inc.:
$1,000,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	995,535	*(1)
91,800	6.50% to 03/15/24 then T5Y + 3.632%, Series B	2,534,827	*(1)(2)
	Southern California Edison:
15,000	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	373,425	*(1)(2)
$1,000,000	Southern Company, 5.50% to 03/15/22 then 3ML + 3.63%, 03/15/57, Series B	1,038,125
		27,000,039
Energy — 5.7%
	DCP Midstream LP:
$3,500,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	3,356,570	(1)(2)(3)
11,900	7.875% to 06/15/23 then 3ML + 4.919%, Series B	286,116	(1)
$9,780,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	9,095,400	(2)(3)
$3,500,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	3,669,680	(2)(3)(4)
	Energy Transfer LP:
	Energy Transfer Operating LP:
401,126	7.375% to 05/15/23 then 3ML + 4.53%, Series C	9,668,139	(1)(2)(3)
385,000	7.60% to 05/15/24 then 3ML + 5.161%, Series E	9,641,363	(1)
4,800	7.625% to 08/15/23 then 3ML + 4.738%, Series D	118,200	(1)
$2,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	2,670,354
105,773	NuStar Logistics LP, 3ML + 6.734%, 9.0374%(5) 01/15/43	2,745,867	(2)(3)
$1,500,000	Transcanada Pipelines, Ltd., 5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,584,780	(2)(3)(4)
		42,836,469
Communication — 0.4%
$2,300,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	2,628,784	(4)
		2,628,784

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Real Estate Investment Trust (REIT) — 0.0%

10,685	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	$274,872	(1)
		274,872
Miscellaneous Industries — 1.9%
	BHP Billiton Limited:
$1,400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	1,641,808	(2)(3)(4)
	Land O’ Lakes, Inc.:
$725,000	7.25%, Series B, 144A****	707,781	*(1)
$11,700,000	8.00%, Series A, 144A****	12,036,375	*(1)(2)
		14,385,964
	Total Preferred Stock & Hybrid Preferred Securities (Cost $564,275,146)	604,127,320

Contingent Capital Securities† — 15.7%
Banking — 13.7%
$1,738,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	1,921,976	**(1)(4)
	Banco Bilbao Vizcaya Argentaria SA:
$7,000,000	6.125% to 11/16/27 then SW5 + 3.87%	6,595,050	**(1)(2)(4)
$2,200,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	2,231,900	**(1)(4)
	Banco Mercantil del Norte SA:
$1,148,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	1,149,446	**(1)(4)
$1,660,000	7.625% to 01/06/28 then T10Y + 5.353%, 144A****	1,666,723	**(1)(4)
	Barclays Bank PLC:
$1,870,000	7.75% to 09/15/23 then SW5 + 4.842%	1,911,075	**(1)(4)
$8,378,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	8,734,484	**(1)(2)(4)
$4,650,000	8.00% to 06/15/24 then T5Y + 5.672%	4,839,557	**(1)(2)(4)
	BNP Paribas:
$1,300,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	1,414,920	**(1)(4)
$11,200,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	12,455,576	**(1)(2)(3)(4)
$2,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	2,115,700	**(1)(2)(3)(4)
$915,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	1,014,095	**(1)(4)
	Credit Suisse Group AG:
$3,400,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	3,520,700	**(1)(4)
$2,500,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	2,663,488	**(1)(2)(4)
$2,600,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	2,771,119	**(1)(2)(3)(4)
	HSBC Holdings PLC:
$1,000,000	6.00% to 05/22/27 then ISDA5 + 3.746%	1,004,020	**(1)(2)(3)(4)
$9,025,000	6.50% to 03/23/28 then ISDA5 + 3.606%	9,283,115	**(1)(2)(3)(4)
$2,163,000	6.875% to 06/01/21 then ISDA5 + 5.514%	2,267,040	**(1)(2)(3)(4)
$1,000,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	1,035,855	**(1)(4)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Banking — (Continued)

$1,700,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	$1,713,226	**(1)(4)
	Societe Generale SA:
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	303,645	**(1)(4)
$8,200,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	8,640,750	**(1)(2)(4)
$5,000,000	8.00% to 09/29/25 then ISDA5 + 5.873%, 144A****	5,591,775	**(1)(2)(3)(4)
	Standard Chartered PLC:
$6,615,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	6,937,481	**(1)(2)(3)(4)
$4,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	4,282,860	**(1)(2)(3)(4)
$5,700,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then SW5 + 4.344%, 144A****	6,049,125	**(1)(4)
		102,114,701
Insurance — 2.0%
$13,160,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	14,709,853	(2)(3)(4)
		14,709,853
	Total Contingent Capital Securities (Cost $112,090,162)	116,824,554

Corporate Debt Securities§ — 2.3%
Banking — 1.9%
441,792	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	11,570,532	(2)
89,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	2,553,739	(2)
		14,124,271
Communication — 0.4%
	Qwest Corporation:
54,050	6.50% 09/01/56	1,350,980
82,550	6.75% 06/15/57	2,092,131
		3,443,111
	Total Corporate Debt Securities (Cost $16,426,677)	17,567,382

Money Market Fund — 0.3%
	BlackRock Liquidity Funds:
1,959,161	T-Fund, Institutional Class	1,959,161

	Total Money Market Fund (Cost $1,959,161)	1,959,161

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2019 (Unaudited)

		Value

Total Investments (Cost $694,751,146***)	99.3%	$740,478,417

Other Assets And Liabilities (Net)	0.7%	4,915,948

Total Managed Assets	100.0%‡	$745,394,365

Loan Principal Balance		(252,200,000)

Total Net Assets Available To Common Stock		$493,194,365

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2019, these securities amounted to $231,520,104 or 31.1% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $461,568,777 at August 31, 2019.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $235,054,030 at August 31, 2019.

(4)Foreign Issuer.

(5)Represents the rate in effect as of the reporting date.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML— 3-Month ICE LIBOR USD A/360

ISDA5— 5-year USD ICE Swap Semiannual 30/360

SOFRRATE— Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5— 5-year USD Swap Semiannual 30/360

SW10— 10-year USD Swap Semiannual 30/360

T5Y— Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y— Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2018 through August 31, 2019 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.02
INVESTMENT OPERATIONS:
Net investment income	1.21
Net realized and unrealized gain/(loss) on investments	2.80
Total from investment operations	4.01
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.29)
Total distributions to Common Stock Shareholders	(1.29)
Net asset value, end of period	$25.74
Market value, end of period	$25.75
Common Stock shares outstanding, end of period	19,163,428
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.60	%*
Operating expenses including interest expense	2.83	%*
Operating expenses excluding interest expense	1.07	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	13	%**
Total managed assets, end of period (in 000’s)	$745,394
Ratio of operating expenses including interest expense to average total managed assets	1.84	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.70	%*

(1)These tables summarize the nine months ended August 31, 2019 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2018.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2018	$0.1480	$22.42	$20.37	$20.49
January 31, 2019	0.1430	23.83	23.20	23.14
February 28, 2019	0.1430	24.12	23.37	23.35
March 29, 2019	0.1430	24.37	23.76	24.01
April 30, 2019	0.1430	24.87	24.60	24.59
May 31, 2019	0.1430	24.73	24.13	24.11
June 28, 2019	0.1430	25.11	25.03	25.01
July 31, 2019	0.1430	25.66	25.78	25.66
August 30, 2019	0.1430	25.74	25.75	25.74

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Notes to Financial Statements (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2019, the aggregate cost of securities for federal income tax purposes was $702,282,360, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,562,440 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,366,383.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:

	Total Value at August 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$364,562,049	$302,972,748	$61,589,301	$—
Financial Services	8,664,150	7,121,550	1,542,600	—
Insurance	143,774,993	87,782,725	55,992,268	—
Utilities	27,000,039	20,880,024	6,120,015	—
Energy	42,836,469	33,741,069	9,095,400	—
Communication	2,628,784	2,628,784	—	—
Real Estate Investment Trust (REIT)	274,872	274,872	—	—
Miscellaneous Industries	14,385,964	1,641,808	12,744,156	—
Contingent Capital Securities
Banking	102,114,701	100,447,978	1,666,723	—
Insurance	14,709,853	—	14,709,853	—
Corporate Debt Securities
Banking	14,124,271	14,124,271	—	—
Communication	3,443,111	3,443,111	—	—
Money Market Fund	1,959,161	1,959,161	—	—
Total Investments	$740,478,417	$577,018,101	$163,460,316	$—

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.